UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

1. Name and address
of issuer:

UAM Funds, Inc.
211 Congress
Street, 4th floor
Boston,
Massachusetts,
02110


2. The name of each
series or class
of securities for
which the Form is
filed (If the
Form is being
filed for all
series and
classes of
securities of the
issuer, check the
box but do not
list series or
classes ):  [  ]

Sirach Fixed
Income Portfolio
Sirach Short Term
Reserves
Portfolio
Sterling
Partners' Short
Term Fixed Income
Portfolio

3. Investment
Company Act File
Number:
811-5683

Securities Act
File Number:
33-25355


4(a). Last day of
fiscal year for
which this Form is
filed:

December 31, 1997

4(b). [ ] Check box if
this Form is
being filed late
(i.e., more than
90 calendar days
after the end of
the issuer's
fiscal year).
(See Instruction
A.2)

Note:  If the Form is
being filed late,
interest must be paid
on the registration
fee due.



4(c). [ ]  Check box
if this is the
last time the
issuer will be
filing this
Form.






5. Calculation of
registration fee:


(i) Aggregate  price
of securities sold
during the fiscal
year:

$102,536


(ii) Aggregate  price
of securities
redeemed or
repurchased during
the fiscal year:

$47,675,425


(iii) Aggregate  price
of securities
redeemed or
repurchased during
any prior fiscal
year ending no
earlier than
October 11, 1995
that were not
previously used to
reduce
registration fees
payable to the
commission:

$0


(iv) Total available
redemption credits
[add Items 5(ii)
and 5(iii)]:

$47,675,425


(v) Net sales -- if
Item 5(I) is
greater than Item
5(iv) [subtract
Item 5(iv) from
Item 5(I)]:

$0


(vi) Redemption credits
available for use
in future years -
if Item 5(i) is
less than Item
5(iv)[subtract
Item 5(iv) from
Item 5(i)]

$0


(vii) Multiplier for
determining
registration fee
(See Instruction
C.9):

0.000278


(viii) Registration fee
due [multiply Item
5(v) by Item
5(vii)] (enter
"0" if no fee is
due):

$0

6. Prepaid Shares

If the response to item
5(i) was determined by
deducting an amount of
securities that were
Registered under the
Securities Act of 1933
pursuant to rule 24e-2 as
in effect before
[effective date of
recision of rule 24e-2],
then report the amount of
Securities (number of
shares or other units)
deducted here:         .
If there is a number of
shares or other units
that were registered
pursuant to rule 24e-2
remaining unsold at the
end of the fiscal year
for which this form is
filed  that are available
for use in future fiscal
years, then state that
number here:  .

7. Interest due -- if this
Form is being filed more
than 90 days after the
end of the issuer's
fiscal year (see
Instruction D):

$0



8. Total of the amount of
the registration fee due
plus any interest due
[line 5(viii) plus line
7]:

$0

9. Date the registration fee
and any interest payment
was sent to the
Commission's lockbox
depository:

Method of delivery:

[  ]  Wire Transfer
	[  ]  Mail or other
means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)
*/s/ Robert R. Flaherty
Robert R. Flaherty
Assistant Treasurer

Date:  January 28, 1999

*Please print the name and title of the signing officer below the signature.